UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Shareholders

Balanced Fund	June 30, 2016

The views and opinions in this report were current as of June 30, 2016. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

U.S. stocks rose in the first half of 2016, a turbulent period for global financial markets that culminated in the UK’s decision to leave the European Union (EU), known as “Brexit.” Stocks in international markets declined amid steep losses across Europe after the Brexit vote. In the fixed income universe, U.S. investment-grade bonds rose as Treasuries rallied, driven by sluggish global growth, accommodative monetary policies worldwide, and comments from the Federal Reserve signaling a fewer-than-expected number of interest rate increases this year. High yield bonds advanced as commodity prices rebounded, led by an upturn in oil prices from 13-year lows reached in February.

PERFORMANCE REVIEW

Against this uneven backdrop, the Balanced Fund returned 1.74% for the six months ended June 30, 2016. The fund trailed its combined index portfolio, a custom benchmark comprising multiple indexes that represent the asset classes in which the fund invests, and its Lipper peer group index over the reporting period. (Returns for the fund’s I Class shares varied slightly due to their different fee structure, cash flows, and other factors.)

Security selection in the underlying portfolios detracted from the fund’s results versus the combined index portfolio, mainly as a result of unfavorable stock selection across various sectors within U.S. large-cap stocks. Positive security selection among our international stocks and investment-grade bonds helped the portfolio’s relative performance.

Strategic allocations to diversifying asset classes not included in the fund’s broad market benchmarks helped to offset negative contributions from security selection and tactical positioning. Our portfolio of real assets stocks buoyed performance as prices for commodities rallied. Our real estate stocks also saw strong gains in an environment of good demand and limited supply, particularly in the world’s developed markets. Our exposure to high yield bonds proved beneficial as the rebound in commodities prices helped the sector, which has a significant number of energy- and materials-related issuers.

MARKET ENVIRONMENT

The S&P 500 Index added 3.84% in the first half of 2016, but the advance belied considerable turmoil over the period. Stocks and oil prices dropped in the first six weeks of the year as investors worried about a worldwide recession resulting from China’s economic slowdown and a global oversupply of oil but turned around starting in February after concerns about the oil glut receded and the Fed reduced its expectations for interest rate increases this year. The June 23 Brexit vote derailed the U.S. market’s advance, causing a two-day global stock sell-off and considerable volatility in the currency market. However, stocks rallied in the last three days of June, pushing the major domestic stock indices into positive territory for the year.

Stocks in developed European markets fell as uneven global growth, slowdowns in several emerging markets, and Brexit-induced uncertainty weighed on the region’s outlook. Annual economic growth in the eurozone edged up 1.7% in the first quarter, though the Brexit vote caused many private economists to reduce their European and global growth forecasts for next year. European Central Bank (ECB) officials warned that Brexit would hurt the eurozone’s recovery but signaled that fresh stimulus measures were unlikely after the ECB already expanded its stimulus program in March. Japanese stocks retreated as the country’s economy stayed weak despite more than three years of sustained stimulus. Japan’s economy rebounded in this year’s first quarter after contracting in the final quarter of 2015, but the tenuous recovery led the government to delay a long-planned sales tax increase until 2019.

Fixed income markets were strong across the board. U.S. investment-grade bonds rose. Intermediate- and long-term bond prices also rose and interest rates tumbled as the Fed refrained from raising short-term rates due to mixed economic data, global risks to the U.S. economy, and continued low inflation. Long-term Treasuries surged as investors fled to safety after the Brexit decision, pushing the yield on the benchmark 10-year note down to a near record low at the end of June. Treasuries also benefited from strong foreign demand for U.S. government debt, which offered relatively higher yields compared with the negative-yielding sovereign bonds in many developed countries. High yield bonds outpaced investment-grade debt, as credit spreads narrowed and the rally in oil and other commodities lifted bonds issued by natural resources companies.

ASSET ALLOCATION STRATEGY

The Balanced Fund seeks to provide capital growth and current income by investing in a combination of U.S. and international stocks and domestic fixed income securities. Our target allocations are currently 65% of the portfolio in stocks and the remaining 35% to bonds and cash—unchanged from our annual report six months ago.

As of June 30, 2016, we are neutral between stocks and bonds. Corporate earnings growth has contracted, while stock markets have rebounded from two downturns in the past six months, leaving valuations above their historical averages. As for bonds, we expect modest returns given that the current low-yield environment offers a weak foundation for future returns as well as the potential for capital losses as interest rates start to increase. Monetary policies of global central banks are expected to stay accommodative for some time, which should temper downside risks to bonds. Additionally, we believe that the pace of U.S. interest rate increases will be gradual due to subdued economic growth and that strong demand for U.S. bonds should help restrain a rise in long-term yields.

Stocks
We favor international over U.S. stocks, although we reduced our international stocks overweight in June to reflect the impact of our reduced global growth expectations on lower earnings growth. The Brexit vote will likely weigh on consumer and corporate spending in Europe as well as its trading partners and has raised the prospect that other member countries will seek to exit the bloc. Furthermore, low and negative bond yields in many countries after Brexit have highlighted concerns about credit growth and profitability for developed markets banks.

We anticipate greater volatility in global financial markets in the coming months following the recent uptick in political uncertainty and our subdued growth expectations. In this uncertain environment, we believe that the Balanced Fund’s broad diversification combined with T. Rowe Price’s longstanding strengths in fundamental research can serve as ballast for portfolios in volatile markets.

Among U.S. equities, we opened the period with a neutral position in U.S. growth stocks versus U.S. value stocks but have since moved to a modest overweight to growth. Growth stocks feature more attractive valuations and should benefit more from expectations for a protracted period of low economic growth. Growth sectors tend to be less dependent on broader economic cycles and have historically outperformed when growth is scarce. Additionally, fundamentals are likely to remain challenged for many cyclical sectors within value, particularly energy and financials, which can be more dependent on stronger economic growth, higher interest rates, and commodity demand.

We increased our existing underweight to real assets stocks relative to global equities. Despite a rally in energy prices in the latter half of the reporting period, we remain cautious on the longer-term prospects for energy and commodity prices given our concerns about long-term global supply and demand imbalance and the impacts of weak global growth and trade. The recent rally in energy prices may prove temporary as suppliers respond with increased production, reigniting global oversupply concerns. Real estate valuations are in line with broader equities, and fundamentals are broadly positive. Although sensitive to rising interest rates, valuations in real estate investment trusts (REITs) are supported by expectations of a gradual pace for U.S. rate hikes.

Bonds
We made a number of adjustments to our high yield bonds allocation over the past 12 months. We moved from a modest underweight allocation late last year as risks within the high yield market increased, taking an overweight position as credit spreads widened to levels that have historically signaled a favorable long-term buying opportunity. We recently pared our high yield allocation back to neutral following a rally in high yield that was fueled by a rebound in commodities prices, affecting a large proportion of high yield bond issuers. Our latest shift reflects our belief that the current credit cycle is showing signs of aging amid increasing leverage, weakening corporate profits, and rising default rates.

PORTFOLIO REVIEW

Stocks
The fund’s broad equity portfolio was roughly flat in absolute terms for the six-month reporting period. Our real assets stocks registered double-digit gains for the period, while our U.S. large-cap core and large-cap value portfolios rose modestly. The fund’s energy and materials stocks were exceptionally strong in light of the rebound in prices for oil and other commodities. Among our largest positive contributors were oil companies Royal Dutch Shell and Tourmaline Oil, along with metals and mining firms Barrick Gold, Glencore, and Vale. Electric utilities PG&E, Exelon, and FirstEnergy helped the fund’s results, as did food products companies Tyson Foods and Ingredion. Among other stocks that contributed to performance were technology leaders Amazon.com and Facebook, whose shares rose on strong earnings and bullish forecasts. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Our remaining U.S. and international portfolios ranged from flat to negative for the period, with large-cap growth and overseas equities among the weakest. Health care companies weighed on performance as the sector faced heightened political scrutiny over controversial drug-pricing tactics and corporate tax inversions, as well as profit taking from investors after strong performance in 2015. Significant detractors included Valeant Pharmaceuticals, Allergan, and McKesson. Outside of health care, other sizable detractors were investment bank Morgan Stanley, which is struggling with a slump in its debt-trading business, and memory chipmaker Micron Technology, which suffered from tepid demand. Alphabet (formerly Google) was a large detractor. The company’s search and advertising businesses are thriving, and YouTube is experiencing torrid growth in viewing time and sharply improving profitability. That said, it appears that much of the decline may be attributed to profit taking after a prolonged period of outstanding performance.

Among our overseas stocks, the banking industry struggled for much of the period with concerns about anemic economic growth and banks’ ability to generate profits in a low and negative interest rate environment, while Brexit-related concerns hit European banking particularly hard late in the period. BNP Paribas, Lloyds Banking Group, ING Groep, and Intesa Sanpaolo were among our biggest detractors for the period. Insurance firms AXA and Aviva also weighed heavily on performance.

Bonds
Our broad fixed income exposure generated solid absolute gains for the fund, with strength across the board in all underlying portfolios. Our high yield bonds produced the largest gains in the period as the rebound in commodity prices helped this oil- and materials-heavy sector of the market. However, our emphasis on higher-quality issuers in this space contributed to modest underperformance versus the underlying benchmark as lower-quality issuers tended to be among the better performers.

The UK’s late-June vote to leave the EU triggered elevated volatility in financial markets and affirmed speculation that the Federal Reserve would hold off on additional rate hikes until at least the second half of 2016. Investment-grade bonds performed well in this environment, as investor demand for safe havens from the volatility in stocks boosted the prices of high-quality government and corporate bonds across developed markets. Treasury rates remained meaningfully higher than yields on other high-quality global sovereign debt, drawing flows into the U.S. government bond market in search of yield.

OUTLOOK

We expect global economic growth to be uneven, with heightened uncertainty resulting from Brexit. Developed markets are expanding modestly, while major emerging markets are hampered by weak global growth. The U.S. economy grew at a modest 1.1% annualized rate in the first quarter of 2016, but we expect growth to rise on improved consumer spending. Core inflation (excluding the volatile food and energy sectors) is trending above the Fed’s 2% target level amid rising wages and an improving labor market, while headline inflation should move higher if the recent rise in energy prices is sustained. The Fed has adopted a “low and slow” approach to interest rate hikes, and their timing may be further affected as they evaluate Brexit’s impact on U.S. and global growth rates.

Although leverage has increased, corporate balance sheets outside of energy-related segments appear healthy and grant a measure of flexibility to increase capital spending, engage in mergers and acquisitions, and return capital to shareholders through dividend increases and share repurchases. Mergers and acquisitions have slowed from the record levels reached in 2015 amid increased regulatory scrutiny. Share repurchases remain the preferred use of cash flows, although the pace of planned buybacks has been slowing along with corporate profits. U.S. profit growth declined in the first quarter of 2016 and is likely to fall again in the second quarter, challenged by weakness in the energy and metals and mining sectors. Year-over-year revenue growth should fall by low-single digits, while earnings growth should resume in the latter half of the year.

European economic growth improved in the first quarter of 2016, but expectations have been lowered due to the potential for Brexit concerns to weigh on consumer and business spending. The ECB has signaled its willingness to provide additional economic support as it moves ahead with an expanded quantitative easing program, but significant structural issues remain in many countries, including high debt, low inflation, and elevated unemployment. Near-term risks include ongoing challenges related to Brexit and immigration, political instability in the UK, and the potential for other member states to reconsider their relationships with the EU.

Despite years of stimulus efforts, Japan’s economy continues to face headwinds to growth, including weak consumption, tepid wage growth, and a strengthening yen. The government again deferred a consumption tax increase to 2019, and the Bank of Japan (BoJ) refrained from lowering interest rates and once again pushed out the deadline for achieving its 2% inflation target. We note that the BoJ has signaled a willingness to take steps to devalue the yen, which has strengthened further in response to Brexit.

Key risks to global markets include the varying impacts of Brexit and divergent global monetary policies, including the potentially adverse consequences of negative interest rates and currency volatility. Political and policy uncertainties facing many countries already weighed down by weaker growth pose additional concerns. However, we believe that the broad diversification of our portfolio across asset classes, regions, and countries, coupled with our ability to make tactical changes in the fund’s allocations, should help us generate attractive risk-adjusted returns in an uncertain market environment.

Respectfully submitted,

Charles M. Shriver
Chairman of the fund’s Investment Advisory Committee

July 21, 2016

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN STOCKS

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; currency fluctuations; and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

RISKS OF INVESTING IN BONDS

Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

GLOSSARY

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

Combined index portfolio: An unmanaged portfolio of 45.5% domestic stocks (S&P 500 Index), 35.0% bonds (Barclays U.S. Aggregate Bond Index), and 19.5% international stocks (MSCI EAFE Index).

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Merrill Lynch-Wilshire Capital Market Index: A market capitalization-weighted index including the Wilshire 5000, Merrill Lynch High Yield II, and Domestic Master Indexes. This index was discontinued on June 30, 2009.

Morningstar Moderate Target Risk Index: Represents a portfolio of global equities (fixed at 60%), bonds, and other asset classes.

MSCI EAFE Index: An index that measures equity market performance of developed countries in the Europe, Australasia, and Far East regions.

Real estate investment trusts (REITs): Publicly traded companies that own, develop, and operate apartment complexes, hotels, office buildings, and other commercial properties.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS | For a share outstanding throughout each period

I Class

	6 Months Ended 6/30/16	12/17/15 Through 12/31/15
NET ASSET VALUE		
Beginning of period	$ 21.46	$ 21.42
Investment activities		
Net investment income (loss)(1)	0.12(2)	(0.01)(2)(3)
Net realized and unrealized gain / loss	0.27	0.05
Total from investment activities	0.39	0.04
Distributions		
Net investment income	(0.25)	–
NET ASSET VALUE		
End of period	**$ 21.60**	**$ 21.46**

Ratios/Supplemental Data

Total return(4)	**1.84%(2)**	**0.19%(2)(3)**
Ratio of total expenses to average net assets	0.45%(2)(5)	0.45%(2)(3)(5)
Ratio of net investment income (loss) to average net assets	1.88%(2)(5)	(3.10)%(2)(3)(5)
Portfolio turnover rate	33.3%	65.1%
Net assets, end of period (in thousands)	$ 103,669	$ 815

(1) Per share amounts calculated using average shares outstanding method.

(2) See Note 6. Excludes expenses permanently waived of 0.04% and 0.04% of average net assets for the six months ended 6/30/16 and period ended 12/31/15, respectively, related to investments in T. Rowe Price mutual funds.

(3) See Note 6. Excludes expenses waived (0.15% of average net assets) related to the contractual operating expense limitation in effect through 4/30/18.

(4) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(5) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 61.9%		
CONSUMER DISCRETIONARY 9.2%		
Auto Components 0.6%		
Aisin Seiki (JPY)	72,900	2,959
Autoliv, GDR (SEK) (1)	33,084	3,540
Delphi Automotive	30,100	1,884
GKN (GBP)	1,164,630	4,192
Johnson Controls	194,500	8,609
Koito Manufacturing (JPY)	30,100	1,378
Sumitomo Rubber Industries (JPY)	206,300	2,747
		25,309
Automobiles 0.7%		
BMW (EUR)	48,331	3,542
Ferrari	4,440	182
Harley-Davidson (1)	33,400	1,513
Honda Motor (JPY)	295,100	7,451
Mitsubishi Motors (JPY) (1)	138,600	630
Suzuki Motor (JPY)	160,900	4,342
Tesla Motors (1)(2)	22,835	4,847
Toyota Motor (JPY)	130,500	6,525
		29,032
Hotels, Restaurants & Leisure 1.1%		
Carnival	8,200	362
Chipotle Mexican Grill (2)	900	363
Compass Group (GBP)	414,940	7,909
Hilton Worldwide Holdings	235,659	5,309
Las Vegas Sands	56,300	2,449
Marriott, Class A (1)	36,653	2,436
McDonald's	19,900	2,395
MGM Resorts International (2)	148,000	3,349
Norwegian Cruise Line Holdings (2)	172,655	6,879
Royal Caribbean Cruises	50,800	3,411
Starbucks	136,300	7,785

Wynn Macau (HKD) (1)	1,041,600	1,518
Yum! Brands	9,700	804
		44,969
Household Durables 0.4%		
Lennar, Class A (1)	37,100	1,710
Panasonic (JPY)	463,700	4,012
Persimmon (GBP)	239,528	4,674
Pulte Group	24,000	468
Sony (JPY)	81,300	2,380
Whirlpool	9,309	1,551
		14,795
Internet & Catalog Retail 2.3%		
Amazon.com (2)	80,091	57,315
Ctrip.com International, ADR (2)	42,200	1,739
JD.com, ADR (2)	10,800	229
Netflix (2)	63,500	5,809
Priceline (2)	19,500	24,344
		89,436
Leisure Products 0.2%		
Mattel	236,278	7,393
		7,393
Media 1.4%		
British Sky (GBP)	555,539	6,306
Charter Communications, Class A (2)	11,339	2,593
Comcast, Class A	126,600	8,253
CyberAgent (JPY) (1)	63,800	3,830
Eutelsat Communications (EUR)	177,775	3,388
Informa (GBP)	195,298	1,913
Liberty Global, Class A (2)	105,191	3,057
Liberty Global, Series C (2)	63,200	1,811
Liberty Global Plc LiLAC, Class A (2)	13,124	423

Liberty Global Plc LiLAC, Class C (2)	6,088	198
Time Warner	17,900	1,316
Twenty-First Century Fox	73,000	1,989
Twenty-First Century Fox, Class A	39,000	1,055
Walt Disney	79,181	7,745
WPP (GBP)	522,490	10,848
		54,725
Multiline Retail 0.3%		
Dollar General	49,500	4,653
Kohl's	12,800	485
Lojas Renner (BRL)	352,300	2,607
Marks & Spencer Group (GBP)	625,532	2,660
		10,405
Specialty Retail 1.5%		
AutoZone (2)	6,470	5,136
CarMax (1)(2)	36,600	1,794
Home Depot	76,600	9,781
Kingfisher (GBP)	1,339,609	5,782
L Brands	18,200	1,222
Lowe's	208,800	16,531
O'Reilly Automotive (2)	24,000	6,506
Ross Stores	93,800	5,318
TJX	27,200	2,101
TSC	50,000	4,559
		58,730
Textiles, Apparel & Luxury Goods 0.7%		
Burberry (GBP)	262,485	4,103
Coach	35,300	1,438
Hanesbrands	169,700	4,265
Kering (EUR)	19,931	3,250
Moncler (EUR)	194,787	3,081
Nike, Class B	114,800	6,337

Samsonite International (HKD)	1,285,800	3,556
		26,030
Total Consumer Discretionary		360,824

CONSUMER STAPLES 5.3%

Beverages 0.7%		
Coca-Cola	78,322	3,550
Constellation Brands, Class A	12,100	2,002
Diageo (GBP)	277,190	7,756
Kirin Holdings (JPY) (1)	282,300	4,745
Molson Coors Brewing, Class B	22,000	2,225
Monster Beverage (2)	4,300	691
PepsiCo	70,538	7,473
		28,442
Food & Staples Retailing 1.0%		
Costco Wholesale	25,900	4,067
CVS Health	48,381	4,632
Kroger	40,200	1,479
Seven & i Holdings (JPY)	144,800	6,045
Sysco	11,300	573
Wal-Mart	102,375	7,476
Walgreens Boots Alliance	172,235	14,342
		38,614
Food Products 1.8%		
Bunge Limited	37,400	2,212
ConAgra	139,900	6,689
Hershey Foods	7,800	885
Ingredion	28,000	3,623
Kraft Heinz	39,100	3,460
Mead Johnson Nutrition, Class A	4,100	372
Mondelez International	85,234	3,879

Nestle (CHF)	309,889	23,904
Tyson Foods, Class A	303,000	20,237
Wilmar International (SGD)	1,768,800	4,309
		69,570
Household Products 0.3%		
Colgate-Palmolive	12,700	930
Procter & Gamble	131,007	11,092
		12,022
Personal Products 0.7%		
Estee Lauder, Class A	5,900	537
L'Oreal (EUR)	46,283	8,853
Unilever (GBP)	397,224	19,054
		28,444
Tobacco 0.8%		
Altria Group	75,395	5,199
Philip Morris International	257,095	26,152
		31,351
Total Consumer Staples		208,443
ENERGY 3.0%		
Energy Equipment & Services 0.2%		
Baker Hughes	42,293	1,909
FMC Technologies (2)	20,800	555
Halliburton	7,200	326
Schlumberger	15,261	1,207
Tenaris, ADR	21,433	618
WorleyParsons (AUD)	394,527	2,174
		6,789
Oil, Gas & Consumable Fuels 2.8%		
Beach Energy (AUD)	1,745,434	807

Canadian Natural Resources	6,000	185
Chevron	59,000	6,185
Cimarex Energy	5,400	644
Concho Resources (2)	13,600	1,622
Continental Resources (2)	20,200	915
EOG Resources	17,600	1,468
EQT	53,620	4,152
ExxonMobil	251,312	23,558
Hess	14,500	871
Occidental Petroleum	78,800	5,954
Phillips 66	5,800	460
Royal Dutch Shell, ADR	143,783	7,940
Royal Dutch Shell, B Shares, ADR	245,100	13,726
Spectra Energy	264,500	9,689
Statoil (NOK)	274,773	4,758
Total (EUR)	183,248	8,837
Total, ADR	253,226	12,180
Total, Rights, 6/30/16 (EUR)(2)	163,068	—
Tourmaline Oil (CAD) (2)	62,234	1,638
TransCanada	102,700	4,644
Valero Energy	28,100	1,433
		111,666
Total Energy		118,455

FINANCIALS 11.5%

Banks 4.2%

Australia & New Zealand Banking (AUD)	469,165	8,554
Bank of America	201,854	2,679
Barclays, ADR	234,817	1,785
BNP Paribas (EUR)	173,298	7,791
Citigroup	467,902	19,834
Commerzbank (EUR)	219,814	1,426
Danske Bank, A Shares (DKK)	176,520	4,678

DBS Group (SGD)	579,800	6,831
DNB (NOK)	753,412	9,109
Fifth Third Bancorp	207,133	3,644
ING Groep, GDR (EUR)	786,031	8,170
Intesa Sanpaolo (EUR)	2,316,269	4,443
JPMorgan Chase	446,662	27,756
KeyCorp	280,900	3,104
Lloyds Banking Group (GBP)	6,877,690	5,057
M&T Bank	3,300	390
National Bank of Canada (CAD)	174,400	5,965
Nordea Bank (SEK)	671,556	5,672
Royal Bank of Scotland (GBP) (2)	832,384	1,960
Standard Chartered (GBP)	404,433	3,076
Sumitomo Mitsui Trust Holdings (JPY)	1,999,540	6,471
Svenska Handelsbanken, A Shares (SEK)	633,988	7,669
Swedbank (SEK)	212,264	4,440
U.S. Bancorp	54,400	2,194
United Overseas Bank (SGD)	312,000	4,308
Wells Fargo	132,803	6,286
		163,292

Capital Markets 2.1%

Ameriprise Financial	141,361	12,701
Bank of New York Mellon	398,722	15,490
BlackRock	18,296	6,267
Charles Schwab	53,850	1,363
Close Brothers Group (GBP)	55,705	842
Credit Suisse (CHF)	147,685	1,574
E*TRADE Financial (2)	49,500	1,163
GAM Holding (CHF)	258,902	2,768
Legg Mason	16,300	481
Macquarie Group (AUD)	96,481	5,018
Morgan Stanley	663,342	17,234
Northern Trust	31,000	2,054

Och-Ziff Capital Management, Partnership	41,400	157
State Street	156,500	8,438
TD Ameritrade Holding	200,000	5,695
		81,245
Consumer Finance 0.1%		
American Express	9,300	565
Credit Saison (JPY)	198,200	3,317
		3,882
Diversified Financial Services 0.6%		
Berkshire Hathaway, Class B (2)	19,274	2,791
Challenger (AUD)	740,832	4,809
CME Group	27,400	2,669
Intercontinental Exchange	34,980	8,953
Mitsubishi UFJ Lease & Finance (JPY)	697,700	2,665
S&P Global	16,800	1,802
		23,689
Insurance 3.1%		
AIA Group (HKD)	921,400	5,540
Allianz (EUR)	39,709	5,657
American International Group	142,884	7,557
Aon	3,600	393
Aviva (GBP)	1,097,216	5,897
AXA (EUR)	483,241	9,708
Chubb	21,276	2,781
CNA Financial	44,300	1,392
Direct Line Insurance (GBP)	1,025,834	4,744
FNF	16,100	604
Genworth Financial, Class A (2)	102,142	264
Loews	60,300	2,478
Marsh & McLennan	206,200	14,116
MetLife	190,708	7,596
Munich Re (EUR)	30,612	5,116

Mitsui Fudosan (JPY)	106,000	2,420
		6,586
Total Financials		449,747

HEALTH CARE 11.1%

Biotechnology 1.6%

AbbVie	21,100	1,306
Alexion Pharmaceuticals (2)	71,120	8,304
Amgen	18,701	2,845
Biogen (2)	23,400	5,659
Celgene (2)	91,900	9,064
CSL (AUD)	51,650	4,343
Gilead Sciences	77,000	6,423
Incyte (2)	13,100	1,048
Regeneron Pharmaceuticals (2)	9,000	3,143
Shire, ADR	59,580	10,967
Vertex Pharmaceuticals (2)	70,500	6,065
		59,167

Health Care Equipment & Supplies 2.2%

Abbott Laboratories	125,200	4,922
Becton, Dickinson & Company	75,000	12,719
Danaher	269,836	27,254
Dentsply Sirona	900	56
Elekta, B Shares (SEK)	309,793	2,500
GN Store Nord (DKK)	211,254	3,817
Hologic (2)	57,091	1,975
Intuitive Surgical (2)	11,700	7,738
Medtronic	192,324	16,688
Sonova (CHF)	12,033	1,599
St. Jude Medical	2,700	210
Stryker	63,900	7,657
		87,135

Health Care Providers & Services 2.3%		
Aetna	141,350	17,263
Anthem	83,068	10,910
Cardinal Health	21,300	1,662
Centene (2)	14,200	1,013
Cigna	16,400	2,099
Fresenius (EUR)	144,601	10,655
HCA Holdings (2)	103,995	8,009
Henry Schein (2)	13,500	2,387
Humana	33,400	6,008
McKesson	57,400	10,714
Miraca Holdings (JPY)	79,600	3,430
UnitedHealth Group	108,650	15,341
Universal Health Services	4,800	644
		90,135
Life Sciences Tools & Services 0.6%		
Agilent Technologies	185,700	8,238
Thermo Fisher Scientific	106,200	15,692
		23,930
Pharmaceuticals 4.4%		
Allergan (2)	59,681	13,792
Astellas Pharma (JPY)	733,700	11,482
Bayer (EUR)	153,355	15,429
Bristol-Myers Squibb	232,500	17,100
Eli Lilly	87,600	6,898
GlaxoSmithKline, ADR	103,300	4,477
Johnson & Johnson	79,792	9,679
Mallinckrodt (2)	68,196	4,145
Merck	24,800	1,429
Mylan (2)	109,898	4,752
Novartis, D Shares (CHF)	211,724	17,417
Novo Nordisk, B Shares (DKK)	78,525	4,223

Pfizer	726,519	25,581
Roche Holding (CHF)	60,170	15,887
Sanofi (EUR)	136,944	11,511
Takeda Pharmaceutical (JPY)	100,700	4,347
Zoetis	58,300	2,767
		170,916
Total Health Care		431,283

INDUSTRIALS & BUSINESS SERVICES 5.6%

Aerospace & Defense 1.1%		
Boeing	144,600	18,779
General Dynamics	2,900	404
Harris	46,700	3,896
Honeywell International	13,469	1,567
Meggitt (GBP)	720,174	3,907
Northrop Grumman	16,600	3,690
Raytheon	3,400	462
Rockwell Collins	38,300	3,261
Rolls-Royce (GBP)	493,992	4,691
Textron	73,800	2,698
United Technologies	17,660	1,811
		45,166
Air Freight & Logistics 0.2%		
C.H. Robinson Worldwide	4,500	334
FedEx	40,600	6,162
		6,496
Airlines 0.5%		
Alaska Air Group	32,200	1,877
American Airlines	362,876	10,273
Delta Air Lines	74,600	2,718

United Continental (2)	82,000	3,365
		18,233
Building Products 0.0%		
Allegion	19,400	1,347
		1,347
Commercial Services & Supplies 0.2%		
IHS (2)	4,600	532
Tyco International	129,900	5,534
Waste Connections	16,800	1,210
		7,276
Electrical Equipment 0.6%		
ABB (CHF)	244,601	4,818
Eaton	11,750	702
Legrand (EUR)	95,538	4,929
Mitsubishi Electric (JPY)	932,000	11,051
Sensata Technologies Holding (2)	20,700	722
		22,222
Industrial Conglomerates 1.6%		
CK Hutchison Holdings (HKD)	609,968	6,713
DCC (GBP)	72,901	6,410
GE	945,401	29,761
Koninklijke Philips (EUR)	262,326	6,545
Koninklijke Philips, Rights, 7/10/16 (EUR) (2)	229,137	—
Roper Technologies	23,600	4,025
Sembcorp Industries (SGD)	577,160	1,216
Siemens (EUR)	88,552	9,071
		63,741
Machinery 0.5%		
Cummins	11,600	1,304
Flowserve	38,600	1,744

INFORMATION TECHNOLOGY 10.1%

Communications Equipment 0.6%		
Cisco Systems	511,775	14,683
Juniper Networks	198,400	4,462
LM Ericsson (SEK)	491,574	3,757
		22,902
Electronic Equipment, Instruments & Components 0.3%		
Amphenol, Class A	13,100	751
Hamamatsu Photonics (JPY) (1)	79,800	2,222
Keysight Technologies (2)	78,093	2,272
Omron (JPY)	111,100	3,600
TE Connectivity	71,324	4,073
		12,918
Internet Software & Services 3.2%		
Alibaba Group Holding, ADR (2)	133,135	10,588
Alphabet, Class A (2)	26,900	18,925
Alphabet, Class C (2)	43,304	29,971
Baidu, ADR (2)	32,600	5,384
Facebook (2)	300,062	34,291
Kakaku.com (JPY) (1)	134,600	2,653
NAVER (KRW)	2,765	1,719
Tencent Holdings (HKD)	575,400	13,124
VeriSign (1)(2)	17,600	1,522
Yahoo! (2)	49,400	1,856
Yahoo! Japan (JPY)	1,374,800	6,054
		126,087
IT Services 1.6%		
Accenture, Class A	20,100	2,277
Automatic Data Processing	6,073	558
Cognizant Technology Solutions (2)	25,300	1,448
Fidelity National Information	25,400	1,871

Fiserv (2)	56,500	6,143
FleetCor Technologies (2)	1,800	258
IBM	3,599	546
Infosys, ADR	273,500	4,882
MasterCard, Class A	214,600	18,898
PayPal Holdings (2)	117,200	4,279
Visa, A Shares	258,200	19,151
		60,311
Semiconductor & Semiconductor Equipment 1.5%		
Analog Devices	36,400	2,062
Applied Materials	73,575	1,763
ASML Holding	14,700	1,458
ASML Holding (EUR)	52,065	5,161
Broadcom	65,200	10,132
Intel	58,100	1,906
Lam Research (1)	11,900	1,000
Microchip Technology (1)	33,400	1,695
Micron Technology (2)	51,700	711
NXP Semiconductors (2)	110,400	8,649
QUALCOMM	63,895	3,423
Taiwan Semiconductor Manufacturing (TWD)	1,976,969	9,997
Texas Instruments	114,300	7,161
Tokyo Electron (JPY)	59,900	5,036
		60,154
Software 2.0%		
Activision Blizzard	44,100	1,748
Electronic Arts (2)	52,200	3,954
Intuit	13,000	1,451
Microsoft	865,465	44,286
Oracle	30,500	1,248
Red Hat (2)	88,000	6,389
salesforce.com (2)	157,700	12,523

ServiceNow (2)	54,800	3,639
Workday (2)	11,500	859
		76,097
Technology Hardware, Storage & Peripherals 0.9%		
Apple	249,800	23,881
Samsung Electronics (KRW)	3,684	4,586
Seagate Technology (1)	18,000	438
Western Digital	93,864	4,436
		33,341
Total Information Technology		391,810
MATERIALS 2.0%		
Chemicals 1.2%		
Air Products & Chemicals	15,500	2,201
Asahi Kasei (JPY)	653,000	4,525
Ashland	64,100	7,357
BASF (EUR)	69,406	5,295
CF Industries	12,900	311
Covestro (EUR)	81,563	3,634
Dow Chemical	42,300	2,103
Ecolab	5,100	605
EI du Pont de Nemours	88,100	5,709
Lyondellbasell Industries, Class A	12,100	900
Monsanto	12,800	1,324
PPG Industries	7,000	729
Praxair	6,300	708
RPM	21,400	1,069
Sherwin-Williams	8,800	2,584
Tosoh (JPY)	199,000	913
Umicore (EUR)	110,895	5,714
		45,681

Construction Materials 0.1%		
Martin Marietta Materials	7,700	1,478
Vulcan Materials	16,100	1,938
		3,416
Containers & Packaging 0.2%		
Ball (1)	49,259	3,561
International Paper	149,870	6,352
		9,913
Metals & Mining 0.3%		
Alcoa	40,400	375
Antofagasta (GBP) (1)	263,748	1,639
BHP Billiton (GBP)	293,154	3,687
BHP Billiton Limited (AUD)	86,349	1,230
Franco-Nevada	8,100	616
Nucor	17,600	870
Rio Tinto (AUD)	55,851	1,923
South32 (AUD) (2)	2,250,582	2,630
		12,970
Paper & Forest Products 0.2%		
Stora Enso, R Shares (EUR)	444,208	3,579
West Fraser Timber (CAD) (1)	89,000	2,602
		6,181
Total Materials		78,161
TELECOMMUNICATION SERVICES 1.8%		
Diversified Telecommunication Services 1.3%		
AT&T	119,974	5,184
KT (KRW)	131,588	3,507
Nippon Telegraph & Telephone (JPY)	334,300	15,693
Tele Danmark (DKK)	981,946	4,806

Telecom Italia (EUR)	3,243,683	2,087
Telefonica (EUR)	501,003	4,789
Telefonica Deutschland Holding (EUR)	1,352,938	5,572
Telstra (AUD)	415,648	1,730
Verizon Communications	94,900	5,299
		48,667
Wireless Telecommunication Services 0.5%		
America Movil, ADR	198,400	2,432
Softbank (JPY)	67,300	3,808
T-Mobile US (2)	24,900	1,078
Vodafone, ADR	448,863	13,865
		21,183
Total Telecommunication Services		69,850
UTILITIES 2.3%		
Electric Utilities 1.3%		
American Electric Power	106,500	7,464
Edison International	49,500	3,845
Exelon	380,680	13,841
FirstEnergy	163,500	5,708
PG&E	259,650	16,597
SSE (GBP)	195,488	4,088
		51,543
Gas Utilities 0.0%		
Atmos Energy	9,600	781
		781
Independent Power & Renewable Electricity Producers 0.2%		
AES	486,547	6,072
NRG Energy	152,000	2,278
		8,350

Multi-Utilities 0.8%		
CenterPoint Energy	241,339	5,792
DTE Energy	22,000	2,181
E.ON (EUR)	253,450	2,536
Engie (EUR)	410,538	6,625
National Grid (GBP)	612,228	9,003
NiSource	107,620	2,854
		28,991
Total Utilities		89,665
Total Common Stocks (Cost $1,686,869)		2,416,682

CORPORATE BONDS 10.1%

21st Century Fox America, 3.70%, 10/15/25	525,000	568
21st Century Fox America, 4.50%, 2/15/21	475,000	530
21st Century Fox America, 6.20%, 12/15/34	500,000	622
AbbVie, 1.75%, 11/6/17	1,500,000	1,510
AbbVie, 4.50%, 5/14/35	1,900,000	1,984
ABN AMRO Bank, 4.75%, 7/28/25 (3)	940,000	969
ACE INA Holdings, 3.35%, 5/15/24	1,150,000	1,225
ACE INA Holdings, 5.90%, 6/15/19	335,000	377
Actavis Funding, 3.45%, 3/15/22	3,080,000	3,200
Aetna, 1.50%, 11/15/17	165,000	166
Aetna, 2.20%, 3/15/19	595,000	606
Aetna, 2.40%, 6/15/21	1,120,000	1,143
Agilent Technologies, 3.20%, 10/1/22	710,000	727
Agilent Technologies, 3.875%, 7/15/23	975,000	1,031
AHS Hospital, 5.024%, 7/1/45	1,600,000	1,744
AIA Group, 2.25%, 3/11/19 (3)	395,000	400
AIA Group, 3.20%, 3/11/25 (3)	1,020,000	1,044

Alabama Power, 3.75%, 3/1/45	1,065,000	1,108
Alexandria Real Estate Equities, 3.95%, 1/15/27	655,000	679
Alfa, 5.25%, 3/25/24 (3)	395,000	423
Allstate, 5.55%, 5/9/35	1,000,000	1,265
Altria Group, 4.75%, 5/5/21	535,000	610
America Movil, 2.375%, 9/8/16	225,000	226
America Movil, 5.625%, 11/15/17	500,000	528
America Movil, 6.375%, 3/1/35	300,000	370
American Airlines, 3.70%, 4/1/28	1,178,275	1,222
American Airlines, 4.95%, 7/15/24	861,161	934
American Airlines, 5.25%, 7/15/25	2,570,000	2,679
American Campus Communities Operating Partnership 3.35%, 10/1/20	585,000	607
American Express Credit, 2.125%, 7/27/18	1,675,000	1,704
American Honda Finance, 1.50%, 9/11/17 (3)	340,000	342
American International Group, 2.30%, 7/16/19	1,080,000	1,099
Ameriprise Financial, 7.30%, 6/28/19	290,000	337
AmerisourceBergen, 3.50%, 11/15/21	95,000	102
Amgen, 5.75%, 3/15/40	325,000	397
Anheuser-Busch InBev Finance, 3.65%, 2/1/26	2,305,000	2,463
Anthem, 1.875%, 1/15/18	290,000	292
Anthem, 4.65%, 1/15/43	915,000	968
AON, 2.80%, 3/15/21	2,085,000	2,147
Appalachian Power, 4.45%, 6/1/45	2,450,000	2,650
Arrow Electronics, 3.00%, 3/1/18	550,000	556
Arrow Electronics, 4.00%, 4/1/25	580,000	590
AT&T, 3.00%, 6/30/22	1,805,000	1,852
AT&T, 4.45%, 4/1/24	1,580,000	1,736
Atmos Energy, 4.15%, 1/15/43	1,500,000	1,626

AutoZone, 3.125%, 4/21/26	650,000	667
AutoZone, 4.00%, 11/15/20	825,000	888
AvalonBay Communities, 5.70%, 3/15/17	410,000	422
AvalonBay Communities, 5.75%, 9/15/16	530,000	534
Avnet Electronic, 4.625%, 4/15/26	895,000	930
Baidu, 2.75%, 6/9/19	1,240,000	1,263
Baltimore Gas & Electric, 3.35%, 7/1/23	1,750,000	1,855
Bank of America, 3.875%, 3/22/17	775,000	789
Bank of America, 4.10%, 7/24/23	1,325,000	1,414
Bank of America, 4.125%, 1/22/24	1,200,000	1,293
Bank of America, 4.20%, 8/26/24	600,000	621
Bank of Montreal, 1.30%, 7/14/17	1,250,000	1,252
Bank of Montreal, 2.375%, 1/25/19	1,600,000	1,642
Bank of Nova Scotia, 1.375%, 7/15/16	1,050,000	1,050
Bank of Tokyo-Mitsubishi, 1.45%, 9/8/17 (3)	1,275,000	1,275
Bank of Tokyo-Mitsubishi, 1.55%, 9/9/16 (3)	1,700,000	1,702
Banque Federale Credit Mutuel, 2.50%, 10/29/18 (3)	2,000,000	2,043
Barclays, 3.25%, 1/12/21	1,800,000	1,792
Baxalta, 2.00%, 6/22/18	325,000	326
Baxalta, 2.875%, 6/23/20	1,040,000	1,057
Baylor Scott & White Holdings, 3.967%, 11/15/46	1,850,000	1,977
BB&T, 2.05%, 6/19/18	915,000	930
BB&T, 2.25%, 2/1/19	1,200,000	1,229
Beam, 1.75%, 6/15/18	1,350,000	1,357
Berkshire Hathaway, 2.75%, 3/15/23	2,265,000	2,340
Berkshire Hathaway Energy, 5.15%, 11/15/43	1,350,000	1,635
Biogen Idec, 3.625%, 9/15/22	1,095,000	1,163
BNP Paribas, 2.70%, 8/20/18	1,340,000	1,373
Boardwalk Pipelines, 4.95%, 12/15/24	780,000	768

Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,399
Boston Properties, 3.125%, 9/1/23	625,000	644
Boston Properties, 3.65%, 2/1/26	1,165,000	1,242
Boston Properties, 4.125%, 5/15/21	375,000	409
BP Capital Markets, 1.375%, 11/6/17	745,000	747
BPCE, 4.50%, 3/15/25 (2)	1,000,000	989
BPCE, 5.70%, 10/22/23 (2)	1,700,000	1,822
Brinker International, 2.60%, 5/15/18	155,000	157
British Sky Broadcasting Group, 2.625%, 9/16/19 (3)	355,000	361
Brixmor Operating Partnership, 3.875%, 8/15/22	865,000	888
Brixmor Operating Partnership, 4.125%, 6/15/26	1,220,000	1,252
Buckeye Partners, 6.05%, 1/15/18	300,000	317
Bunge Limited Finance, 3.50%, 11/24/20	1,215,000	1,271
Burlington Northern Santa Fe, 4.375%, 9/1/42	1,400,000	1,544
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	857
Camden Property Trust, 2.95%, 12/15/22	565,000	573
Canadian Natural Resources, 1.75%, 1/15/18	415,000	410
Canadian Pacific Railroad, 7.25%, 5/15/19	200,000	231
Capital One Bank, 2.15%, 11/21/18	1,000,000	1,009
Carpenter Technology, 4.45%, 3/1/23	790,000	755
Catholic Health Initiatives, 1.60%, 11/1/17	265,000	266
Catholic Health Initiatives, 2.60%, 8/1/18	360,000	367
CC Holdings, 3.849%, 4/15/23	440,000	469
Celgene, 2.30%, 8/15/18	825,000	840
Celgene, 3.55%, 8/15/22	1,700,000	1,780
Celulosa Arauco y Constitucion, 4.50%, 8/1/24	1,450,000	1,515
Charter Communications Operating, 4.464%, 7/23/22 (3)	2,500,000	2,688
Chevron, 2.427%, 6/24/20	750,000	775
Citigroup, 2.15%, 7/30/18	5,480,000	5,541

Citizens Bank, 2.50%, 3/14/19	965,000	979
Citizens Bank, 2.55%, 5/13/21	1,085,000	1,096
CMS Energy, 4.70%, 3/31/43	840,000	953
CMS Energy, 4.875%, 3/1/44	1,200,000	1,406
CNA Financial, 3.95%, 5/15/24	315,000	333
CNA Financial, 5.875%, 8/15/20	800,000	903
Columbia Pipeline Group, 3.30%, 6/1/20	1,300,000	1,346
Commonwealth Bank of Australia, 1.125%, 3/13/17	1,300,000	1,301
Commonwealth Bank of Australia, 4.50%, 12/9/25 (3)	1,750,000	1,834
Continental Airlines, 4.75%, 7/12/22	213,142	226
Cox Communications, 6.25%, 6/1/18 (3)	300,000	322
Credit Suisse New York, 1.375%, 5/26/17	1,900,000	1,901
Credit Suisse New York, 3.625%, 9/9/24	1,250,000	1,289
Crown Castle International, 3.40%, 2/15/21	485,000	507
Crown Castle Towers, 3.222%, 5/15/22 (3)	45,000	47
Crown Castle Towers, 3.663%, 5/15/45 (3)	485,000	509
Crown Castle Towers, 6.113%, 1/15/40 (3)	1,043,000	1,156
CVS Health, 5.125%, 7/20/45	1,900,000	2,355
Daimler Finance, 1.45%, 8/1/16 (3)	1,000,000	1,000
Danaher, 2.40%, 9/15/20	645,000	673
DCP Midstream Operating, 2.50%, 12/1/17	585,000	573
DDR, 3.375%, 5/15/23	695,000	691
DDR, 4.25%, 2/1/26	1,010,000	1,059
Delhaize Group, 6.50%, 6/15/17	400,000	419
Delphi, 4.15%, 3/15/24	745,000	797
Delphi Automotive, 3.15%, 11/19/20	1,825,000	1,890
Delta Air Lines, 7.75%, 6/17/21	407,459	460
Delta Airlines, ETC, 4.95%, 5/23/19	149,286	157
Discover Bank, 2.00%, 2/21/18	1,600,000	1,605

Discover Financial Services, 3.75%, 3/4/25	590,000	593
Discover Financial Services, 10.25%, 7/15/19	400,000	476
DNB NOR Bank, 3.20%, 4/3/17 (3)	1,250,000	1,268
Dominion Resources, 2.75%, 9/15/22	200,000	203
Dow Chemical, 4.25%, 11/15/20	326,000	357
Eaton, 1.50%, 11/2/17	140,000	141
Eaton Vance, 3.625%, 6/15/23	750,000	802
Enbridge Energy Partners, 5.50%, 9/15/40	245,000	239
Energy East, 6.75%, 9/15/33	1,000,000	1,182
Energy Transfer Partners, 5.20%, 2/1/22	1,245,000	1,315
EnLink Midstream Partners, 2.70%, 4/1/19	370,000	357
Enterprise Products Operations, 3.95%, 2/15/27	350,000	372
Enterprise Products Operations, 4.85%, 8/15/42	475,000	505
Enterprise Products Operations, 5.10%, 2/15/45	1,000,000	1,101
Enterprise Products Operations, 6.30%, 9/15/17	195,000	206
EOG Resources, 2.625%, 3/15/23	500,000	498
EOG Resources, 6.875%, 10/1/18	500,000	555
EQT Midstream Partners, 4.00%, 8/1/24	1,900,000	1,832
ERAC USA Finance, 2.75%, 3/15/17 (3)	410,000	415
ERAC USA Finance, 2.80%, 11/1/18 (3)	170,000	174
ERAC USA Finance, 3.85%, 11/15/24 (3)	435,000	468
ERAC USA Finance, 4.50%, 2/15/45 (3)	505,000	534
Eversource Energy, 1.60%, 1/15/18	380,000	381
Expedia, 5.00%, 2/15/26 (3)	1,810,000	1,881
Express Scripts Holding, 3.00%, 7/15/23	810,000	811
Federal Realty Investment Trust, 2.75%, 6/1/23	1,500,000	1,530
Fidelity National Information Services, 1.45%, 6/5/17	285,000	285
Fifth Third Bancorp, 3.50%, 3/15/22	340,000	360
Fifth Third Bank, 1.45%, 2/28/18	1,200,000	1,206

First American Financial, 4.60%, 11/15/24	415,000	435
FirstEnergy, 2.75%, 3/15/18	750,000	760
FirstEnergy Transmission, 4.35%, 1/15/25 (3)	1,310,000	1,388
FMR, 4.95%, 2/1/33 (2)	740,000	823
Ford Motor Credit, 2.24%, 6/15/18	1,300,000	1,313
Ford Motor Credit, 2.551%, 10/5/18	1,745,000	1,776
Ford Motor Credit, 5.75%, 2/1/21	600,000	682
Franklin Resources, 4.625%, 5/5/20	300,000	332
Fresnillo, 5.50%, 11/13/23 (3)	805,000	869
GATX, 1.25%, 3/4/17	440,000	440
GATX, 2.60%, 3/30/20	160,000	158
GATX, 4.85%, 6/1/21	1,000,000	1,076
GE Capital, 5.30%, 2/11/21	232,000	268
GE Capital, 5.50%, 1/8/20	72,000	82
GE Capital, 6.875%, 1/10/39	172,000	260
GE Capital International Funding, 2.342%, 11/15/20 (3)	877,000	906
GE Capital International Funding, 4.418%, 11/15/35 (3)	611,000	685
General Motors, 3.50%, 10/2/18	1,165,000	1,198
General Motors, 4.00%, 4/1/25	1,120,000	1,128
General Motors Financial, 3.10%, 1/15/19	1,180,000	1,202
George Washington University, 4.30%, 9/15/44	975,000	1,068
Gilead Sciences, 3.25%, 9/1/22	875,000	933
GoldCorp, 2.125%, 3/15/18	1,705,000	1,702
GoldCorp, 3.625%, 6/9/21	1,260,000	1,298
Goldman Sachs, 2.625%, 1/31/19	1,700,000	1,738
Goldman Sachs, 2.75%, 9/15/20	1,300,000	1,327
Goldman Sachs, 2.90%, 7/19/18	800,000	821
Goldman Sachs, 4.25%, 10/21/25	1,865,000	1,925
Goldman Sachs, 5.625%, 1/15/17	1,200,000	1,227

Goldman Sachs, 5.75%, 1/24/22	380,000	441
Goldman Sachs, 6.75%, 10/1/37	700,000	864
Grain Spectrum Funding, 4.00%, 10/10/18 (3)	2,300,000	2,319
Harley Davidson Financial Services, 2.70%, 3/15/17 (3)	500,000	505
Harris, 3.832%, 4/27/25	570,000	606
Healthcare Realty Trust, 3.75%, 4/15/23	1,010,000	1,011
Heathrow Funding, 4.875%, 7/15/23 (3)	935,000	1,029
Holcim, 5.15%, 9/12/23 (3)	1,200,000	1,310
Holcim, 6.00%, 12/30/19 (3)	800,000	892
Howard Hughes Medical Institute, 3.50%, 9/1/23	1,280,000	1,413
HPHT Finance 15, 2.25%, 3/17/18 (3)	901,000	906
HSBC Bank, 1.50%, 5/15/18 (3)	1,500,000	1,495
HSBC Bank USA, 5.875%, 11/1/34	950,000	1,151
Humana, 2.625%, 10/1/19	300,000	308
Hutchinson Whampoa Finance, 1.625%, 10/31/17 (3)	1,900,000	1,908
Hyatt Hotels, 3.375%, 7/15/23	275,000	278
Hyundai Capital America, 2.125%, 10/2/17 (3)	680,000	685
Hyundai Capital America, 2.55%, 2/6/19 (3)	1,720,000	1,751
Hyundai Capital Services, 3.50%, 9/13/17 (3)	530,000	543
Hyundai Capital Services, 4.375%, 7/27/16 (3)	200,000	200
Illinois Tool Works, 3.90%, 9/1/42	1,200,000	1,297
Imperial Tobacco Finance, 2.05%, 2/11/18 (3)	1,680,000	1,694
Imperial Tobacco Finance, 2.05%, 7/20/18 (3)	670,000	678
Intercontinental Exchange, 2.50%, 10/15/18	455,000	466
Intercontinental Exchange, 2.75%, 12/1/20	965,000	1,010
International Paper, 4.80%, 6/15/44	1,375,000	1,402
Interpublic Group of Companies, 2.25%, 11/15/17	725,000	730
Interpublic Group of Companies, 4.00%, 3/15/22	450,000	479
Interpublic Group of Companies, 4.20%, 4/15/24	585,000	627

Invesco Finance, 3.125%, 11/30/22	480,000	502
J.B. Hunt Transportation Services, 2.40%, 3/15/19	255,000	258
JD.com, 3.875%, 4/29/26	2,250,000	2,145
Jefferies Group, 6.25%, 1/15/36	650,000	670
John Deere Capital, 5.50%, 4/13/17	1,175,000	1,218
JPMorgan Chase, 1.625%, 5/15/18	1,150,000	1,155
JPMorgan Chase, 2.00%, 8/15/17	655,000	661
JPMorgan Chase, 2.75%, 6/23/20	2,445,000	2,511
JPMorgan Chase, 3.375%, 5/1/23	595,000	606
JPMorgan Chase, 4.50%, 1/24/22	2,000,000	2,218
Kaiser Permanente, 3.50%, 4/1/22	625,000	673
Kansas Gas & Electric, 6.70%, 6/15/19 (3)	280,000	322
Keysight Technologies, 3.30%, 10/30/19	1,870,000	1,894
Kilroy Realty, 4.375%, 10/1/25	480,000	517
Kinder Morgan, 2.00%, 12/1/17	535,000	532
Kinder Morgan Energy Partners, 4.30%, 5/1/24	2,185,000	2,209
Kroger, 4.00%, 2/1/24	940,000	1,044
Lender Processing Services, 5.75%, 4/15/23	1,049,000	1,097
Liberty Mutual Group, 4.25%, 6/15/23 (3)	410,000	435
Lloyds Bank, 2.35%, 9/5/19	1,900,000	1,913
Lockheed Martin, 4.70%, 5/15/46	2,100,000	2,465
Macquarie Bank, 1.65%, 3/24/17 (3)	1,400,000	1,403
Magellan Midstream Partners, 6.55%, 7/15/19	155,000	175
Manufacturers & Traders Trust, 1.25%, 1/30/17	960,000	961
Manufacturers & Traders Trust, VR, 1.664%, 12/28/20	834,000	829
Marathon Oil, 6.00%, 10/1/17	700,000	727
Marsh & McLennan Companies, 2.35%, 9/10/19	1,500,000	1,530
Marsh & McLennan Companies, 2.55%, 10/15/18	495,000	504
Marsh & McLennan Companies, 3.50%, 6/3/24	630,000	652

Mayo Clinic, 4.00%, 11/15/47	1,500,000	1,651
McKesson, 1.292%, 3/10/17	770,000	771
McKesson, 6.00%, 3/1/41	900,000	1,138
Mead Johnson Nutrition, 4.125%, 11/15/25	200,000	218
Merrill Lynch, 6.11%, 1/29/37	900,000	1,068
Merrill Lynch, 6.50%, 7/15/18	1,575,000	1,726
Merrill Lynch, 6.75%, 6/1/28	700,000	895
MetLife, 4.875%, 11/13/43	1,100,000	1,210
Morgan Stanley, 2.125%, 4/25/18	1,100,000	1,109
Morgan Stanley, 4.30%, 1/27/45	1,150,000	1,212
Morgan Stanley, 4.75%, 3/22/17	1,175,000	1,204
Morgan Stanley, 6.25%, 8/9/26	755,000	948
Morgan Stanley, 6.625%, 4/1/18	750,000	813
Nabors Industries, 2.35%, 9/15/16	265,000	265
National Bank of Canada, 1.45%, 11/7/17	1,100,000	1,104
National Rural Utilities Cooperative Finance, 2.35%, 6/15/20	725,000	749
Nationwide Building Society, 2.35%, 1/21/20 (3)	560,000	571
NBC Universal, 1.974%, 4/15/19 (2)	855,000	874
New York Life Global Funding, 1.30%, 10/30/17 (3)	1,150,000	1,156
Newell Rubbermaid, 3.90%, 11/1/25	455,000	475
Newell Rubbermaid, 5.375%, 4/1/36	425,000	490
Nissan Motor Acceptance, 1.95%, 9/12/17 (3)	1,300,000	1,311
Nordea Bank, 4.875%, 5/13/21 (3)	1,450,000	1,595
Norfolk Southern, 3.00%, 4/1/22	1,085,000	1,133
Norfolk Southern, 7.80%, 5/15/27	19,000	27
Northern Trust, 2.375%, 8/2/22	1,100,000	1,131
Northern Trust, 6.50%, 8/15/18	250,000	276
NSTAR Electric, 2.375%, 10/15/22	565,000	582
O'Reilly Automotive, 3.55%, 3/15/26	310,000	326

O'Reilly Automotive, 3.80%, 9/1/22	370,000	397
O'Reilly Automotive, 4.875%, 1/14/21	1,000,000	1,115
Omnicom Group, 3.60%, 4/15/26	830,000	867
Origin Energy Finance, 3.50%, 10/9/18 (3)	1,210,000	1,218
PACCAR Financial, 1.60%, 3/15/17	460,000	463
PacifiCorp, 3.85%, 6/15/21	900,000	992
Packaging Corporation of America, 3.65%, 9/15/24	785,000	812
Packaging Corporation of America, 4.50%, 11/1/23	395,000	430
Partners Healthcare, 3.443%, 7/1/21	1,150,000	1,225
Penske Truck Leasing, 2.875%, 7/17/18 (3)	235,000	239
Penske Truck Leasing, 3.20%, 7/15/20 (3)	1,250,000	1,274
Perrigo, 2.30%, 11/8/18	330,000	333
Perrigo Finance, 4.375%, 3/15/26	1,155,000	1,207
Phillips 66, 2.95%, 5/1/17	685,000	695
PNC Funding, 3.30%, 3/8/22	1,100,000	1,170
PNC Funding, 6.70%, 6/10/19	590,000	678
PPL Capital Funding, 1.90%, 6/1/18	190,000	191
PPL Capital Funding, 3.10%, 5/15/26	2,200,000	2,218
Priceline Group, 3.60%, 6/1/26	2,020,000	2,082
Priceline Group, 3.65%, 3/15/25	1,515,000	1,605
Principal Financial Group, 3.40%, 5/15/25	2,460,000	2,506
Principal Life Global Funding II, 1.125%, 2/24/17 (3)	1,200,000	1,202
Progress Energy, 4.40%, 1/15/21	450,000	493
Providence Health & Services, 4.379%, 10/1/23	1,310,000	1,470
Prudential Financial, 5.40%, 6/13/35	1,000,000	1,134
Public Service Company of Colorado, 3.20%, 11/15/20	325,000	348
QVC, 4.375%, 3/15/23	770,000	775
QVC, 4.45%, 2/15/25	140,000	141
QVC, 4.85%, 4/1/24	1,645,000	1,706

Regency Centers, 5.875%, 6/15/17	919,000	955
Regions Bank, 2.25%, 9/14/18	2,060,000	2,072
Reinsurance Group of America, 5.00%, 6/1/21	630,000	697
Republic Services, 5.50%, 9/15/19	400,000	446
Reynolds American, 2.30%, 6/12/18	1,400,000	1,422
Rogers Communications, 3.625%, 12/15/25	610,000	652
Roper Industries, 1.85%, 11/15/17	145,000	146
Roper Industries, 2.05%, 10/1/18	595,000	602
Roper Industries, 6.25%, 9/1/19	300,000	339
Roper Technologies, 3.00%, 12/15/20	1,160,000	1,198
Rowan Companies, 5.00%, 9/1/17	560,000	566
Royal Bank of Canada, 2.20%, 7/27/18	600,000	612
SABMiller, 6.50%, 7/15/18 (3)	350,000	385
SABMiller Holdings, 2.45%, 1/15/17 (3)	600,000	604
Santander, 1.375%, 3/13/17	1,200,000	1,197
Santander, 2.35%, 9/10/19	1,375,000	1,382
SBA Tower Trust, 2.877%, 7/15/21 (3)	2,370,000	2,370
SBA Tower Trust, 3.598%, 4/15/43 (3)	1,140,000	1,145
Sempra Energy, 2.30%, 4/1/17	1,000,000	1,007
Sherwin Williams, 1.35%, 12/15/17	880,000	882
Simon Property Group, 2.15%, 9/15/17	900,000	909
Sirius XM Radio, 5.25%, 8/15/22 (3)	1,700,000	1,785
Skandinaviska Enskilda Banken, 2.375%, 11/20/18 (3)	1,500,000	1,526
Solvay Finance, 3.40%, 12/3/20 (3)	1,890,000	1,968
Southeast Supply Header, 4.25%, 6/15/24 (3)	905,000	900
Southern Company, 2.45%, 9/1/18	1,300,000	1,332
Southern Company, 4.40%, 7/1/46	1,770,000	1,892
Southern Copper, 5.25%, 11/8/42	580,000	517
Southern Copper, 5.875%, 4/23/45	1,520,000	1,433

Southern Power, 1.85%, 12/1/17	240,000	242
Southern Power, 5.15%, 9/15/41	1,200,000	1,292
Spectra Energy Capital, 3.30%, 3/15/23	1,075,000	1,029
Spectra Energy Capital, 5.65%, 3/1/20	165,000	176
Spectra Energy Partners, 4.75%, 3/15/24	1,145,000	1,275
Standard Chartered, 1.50%, 9/8/17 (3)	2,300,000	2,291
State Street, 3.10%, 5/15/23	265,000	273
Stryker, 1.30%, 4/1/18	1,200,000	1,201
Sumitomo Mitsui Banking, 1.95%, 7/23/18	1,850,000	1,869
Sumitomo Mitsui Banking, 2.50%, 7/19/18	1,270,000	1,295
Suncor Energy, 6.10%, 6/1/18	850,000	913
SunTrust Bank, 1.35%, 2/15/17	1,200,000	1,202
SunTrust Bank, 2.35%, 11/1/18	345,000	350
Svenska Handelsbanken, 1.625%, 3/21/18	1,300,000	1,309
Tampa Electric, 6.15%, 5/15/37	1,000,000	1,336
Teachers Insurance and Annuity, 4.90%, 9/15/44 (3)	1,800,000	2,006
The Travelers Companies, 6.25%, 6/15/37	750,000	1,040
Thermo Fisher Scientific, 2.15%, 12/14/18	2,400,000	2,428
Thermo Fisher Scientific, 2.40%, 2/1/19	355,000	362
Thomson Reuters, 3.35%, 5/15/26	405,000	415
Thomson Reuters, 6.50%, 7/15/18	400,000	439
Time Warner Cable, 4.00%, 9/1/21	200,000	212
Time Warner Cable, 5.00%, 2/1/20	485,000	527
Time Warner Cable, 6.55%, 5/1/37	565,000	661
Time Warner Cable, 6.75%, 7/1/18	320,000	351
Time Warner Cable, 6.75%, 6/15/39	530,000	631
Time Warner Cable, 7.30%, 7/1/38	1,800,000	2,261
Time Warner Cable, 8.25%, 4/1/19	595,000	691
Time Warner Cable, 8.75%, 2/14/19	105,000	123

Toronto-Dominion Bank, 1.40%, 4/30/18	800,000	804
Toronto-Dominion Bank, 2.375%, 10/19/16	800,000	804
Total Capital International, 1.50%, 2/17/17	500,000	501
Transurban Finance, 4.125%, 2/2/26 (3)	335,000	356
Trinity Health Credit Group, 4.125%, 12/1/45	725,000	805
Tyson Foods, 4.50%, 6/15/22	195,000	217
Under Armour, 3.25%, 6/15/26	555,000	560
United Airlines, 4.625%, 3/3/24	1,906,648	1,902
United Airlines, ETC, 4.75%, 10/11/23	480,406	483
UnitedHealth Group, 3.75%, 7/15/25	645,000	708
UnitedHealth Group, 4.70%, 2/15/21	835,000	941
UnitedHealth Group, 4.75%, 7/15/45	1,235,000	1,489
UNUM Group, 3.00%, 5/15/21	590,000	605
UNUM Group, 5.625%, 9/15/20	200,000	224
Valeant Pharmaceuticals, 5.875%, 5/15/23 (3)	1,666,000	1,345
Valero Energy, 6.125%, 6/15/17	500,000	520
Ventas Realty, 2.00%, 2/15/18	450,000	453
Verizon Communications, 2.625%, 2/21/20	804,000	832
Verizon Communications, 4.862%, 8/21/46	2,640,000	2,871
Verizon Communications, 5.15%, 9/15/23	2,200,000	2,565
Voya Financial, VR, 2.90%, 2/15/18	808,000	824
Wal-Mart Stores, 5.25%, 9/1/35	250,000	328
Wal-Mart Stores, 6.20%, 4/15/38	325,000	460
Walgreens Boots Alliance, 1.75%, 11/17/17	195,000	196
WEA Finance, 3.25%, 10/5/20 (3)	720,000	749
Wells Fargo, 5.625%, 12/11/17	800,000	851
Wesfarmers, 1.874%, 3/20/18 (3)	1,300,000	1,307
West Fraser Timber, 4.35%, 10/15/24 (3)	800,000	764
Western Digital, 10.50%, 4/1/24 (3)	532,000	569

Westpac Banking, 1.60%, 1/12/18	1,200,000	1,207
Westpac Banking, 2.25%, 7/30/18	1,025,000	1,045
Williams Partners, 5.25%, 3/15/20	775,000	795
WPP Finance 2010, 3.75%, 9/19/24	1,310,000	1,390
Xerox, 2.95%, 3/15/17	160,000	161
Total Corporate Bonds (Cost $375,315)		393,327

ASSET-BACKED SECURITIES 1.3%

Ally Master Owner Trust Series 2012-5, Class A 1.54%, 9/15/19	2,140,000	2,147
American Express Credit Account Master Trust Series 2013-1, Class A, VR 0.862%, 2/16/21	2,115,000	2,120
AmeriCredit Automobile Receivables Trust Series 2012-4, Class C 1.93%, 8/8/18	196,723	197
AmeriCredit Automobile Receivables Trust Series 2013-2, Class D 2.42%, 5/8/19	1,620,000	1,625
Arbys Funding Series 2015-1A, Class A2 4.969%, 10/30/45 (3)	3,208,875	3,341
Ascentium Equipment Receivables Series 2015-1A, Class A3 1.61%, 10/13/20 (3)	831,000	832
Avis Budget Rental Car Funding Series 2013-1A, Class A 1.92%, 9/20/19 (3)	2,335,000	2,341
Avis Budget Rental Car Funding Series 2014-1A, Class A 2.46%, 7/20/20 (3)	2,875,000	2,916
Bank of America Credit Card Trust Series 2007-A1, Class A1 5.17%, 6/15/19	3,000,000	3,070

Barclays Dryrock Issuance Trust Series 2015-1, Class A 2.20%, 12/15/22	235,000	242
Capital Auto Receivables Asset Trust Series 2015-4, Class A4 2.01%, 7/20/20	410,000	412
CarMax Auto Owner Trust Series 2013-3, Class A3 0.97%, 4/16/18	261,002	261
CKE Restaurants Series 2013-1A, Class A2 4.474%, 3/20/43 (3)	2,292,513	2,294
DB Master Finance Series 2015-1A, Class A2II 3.98%, 2/20/45 (3)	2,330,500	2,393
Diamond Resorts Owner Trust Series 2013-2, Class A 2.27%, 5/20/26 (3)	551,137	550
Diamond Resorts Owner Trust Series 2014-1, Class A 2.54%, 5/20/27 (3)	809,822	812
Dominos Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (3)	823,224	847
Enterprise Fleet Financing Series 2015-1, Class A3 1.74%, 9/20/20 (3)	1,715,000	1,710
Exeter Auto Receivables Trust Series 2014-2A, Class A 1.06%, 8/15/18 (3)	30,281	30
Ford Credit Auto Owner Trust Series 2013-C, Class A4 1.25%, 10/15/18	230,000	230
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22	2,145,000	2,186
HOA Funding Series 2014-1A, Class A2 4.846%, 8/20/44 (3)	1,857,625	1,644

World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77%, 9/15/21	2,550,000	2,586
Total Asset-Backed Securities (Cost $51,147)		51,621

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.9%

Banc of America Commercial Mortgage Series 2007-4, Class A4, ARM 5.933%, 2/10/51	856,755	885
Banc of America Commercial Mortgage Series 2007-5, Class A4 5.492%, 2/10/51	3,407,579	3,507
Banc of America Commercial Mortgage Series 2008-1, Class A4, ARM 6.436%, 2/10/51	569,448	599
Banc of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 2.85%, 10/25/34	35,500	35
Citigroup Commercial Mortgage Trust Series 2013-GC15, Class A1 1.378%, 9/10/46	786,925	789
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class AS 4.026%, 5/10/47	235,000	255
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class A1 1.485%, 10/10/47	526,165	529
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	1,443,188	1,444
Commercial Mortgage PTC Series 2007-C9, Class A4, ARM 6.007%, 12/10/49	1,295,745	1,336
Commercial Mortgage PTC Series 2014-LC15, Class B, ARM 4.599%, 4/10/47	2,495,000	2,758

Commercial Mortgage PTC Series 2014-UBS5, Class A1 1.373%, 9/10/47	998,682	1,002
Commercial Mortgage PTC Series 2015-LC21, Class A4 3.708%, 7/10/48	3,700,000	4,054
Connecticut Avenue Securities Series 2014-C04, Class 1M1, CMO, ARM 2.403%, 11/25/24	690,489	693
Connecticut Avenue Securities Series 2014-C04, Class 2M1, CMO, ARM 2.553%, 11/25/24	287,568	289
Connecticut Avenue Securities Series 2015-C01, Class 1M1, CMO, ARM 1.953%, 2/25/25	126,105	126
Connecticut Avenue Securities Series 2015-C03, Class 1M1, CMO, ARM 1.953%, 7/25/25	913,010	916
Connecticut Avenue Securities Series 2015-C03, Class 2M1, CMO, ARM 1.953%, 7/25/25	2,100,094	2,110
FREMF Mortgage Trust Series 2013-K33, Class B, ARM 3.618%, 8/25/46 (3)	3,000,000	3,062
FREMF Mortgage Trust Series 2015-K45, Class B, ARM 3.714%, 4/25/48 (3)	685,000	653
FREMF Mortgage Trust Series 2015-K47, Class B, ARM 3.724%, 6/25/48 (3)	2,465,000	2,357
FREMF Mortgage Trust Series 2015-K718, Class B, ARM 3.669%, 2/25/22 (3)	1,210,000	1,186
FREMF Mortgage Trust Series 2015-K720, Class B, ARM 3.506%, 7/25/22 (3)	2,440,000	2,314
FREMF Mortgage Trust Series 2016-K52, Class B, ARM 4.055%, 1/25/49 (3)	1,695,000	1,650

Goldman Sachs Mortgage Securities Trust Series 2014-GC24, Class A1 1.509%, 9/10/47	1,895,348	1,906
Goldman Sachs Mortgage Securities Trust Series 2015-GC32, Class A4 3.764%, 7/10/48	950,000	1,046
Greenwich Capital Commercial Funding Series 2007-GG9, Class AM 5.475%, 3/10/39	395,000	402
JPMBB Commercial Mortgage Securities Series 2014-C22, Class A1 1.451%, 9/15/47	700,367	703
JPMBB Commercial Mortgage Securities Series 2014-C23, Class A1 1.65%, 9/15/47	478,038	481
JPMBB Commercial Mortgage Securities Series 2014-C24, Class A1 1.539%, 11/15/47	405,396	407
JPMBB Commercial Mortgage Securities Series 2015-C31, Class A3 3.801%, 8/15/48	2,425,000	2,668
JPMorgan Chase Commercial Mortgage Securities Series 2012-C8, Class A3 2.829%, 10/15/45	1,490,000	1,557
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	2,865,568	2,891
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB20, Class A4, ARM 5.794%, 2/12/51	1,192,919	1,238
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class A4, ARM 5.882%, 2/15/51	670,000	692
LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AM, ARM 6.114%, 7/15/40	730,000	753
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class AM, ARM 6.248%, 4/15/41	950,000	943

Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, ARM 5.782%, 8/12/43	950,914	950
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class B, ARM 4.464%, 8/15/47	1,670,000	1,811
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class A1 1.686%, 10/15/47	901,085	909
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class AS, ARM 4.036%, 5/15/48	1,375,000	1,498
Morgan Stanley Capital I Series 2015-MS1, Class A4 3.779%, 5/15/48	1,440,000	1,586
Nationstar Home Equity Loan Trust Series 2016-2A, Class A 2.239%, 6/25/26 (3)	630,000	630
Structured Agency Credit Risk Debt Notes Series 2014-HQ2, Class M1, CMO, ARM 1.903%, 9/25/24	979,118	985
Structured Agency Credit Risk Debt Notes Series 2014-HQ3, Class M1, CMO, ARM 2.103%, 10/25/24	10,722	11
Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class M2, CMO, ARM 2.853%, 1/25/25	1,395,000	1,406
Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M1, CMO, ARM 1.353%, 10/25/27	1,054,157	1,054
Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class M2, CMO, ARM 3.053%, 12/25/27	2,955,000	3,012
Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class M2, ARM 3.303%, 4/25/28	885,000	910
Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class M1, CMO, ARM 1.503%, 3/25/25	125,034	125

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 8.9%

U.S. Government Agency Obligations 7.1% (4)

Federal Home Loan Mortgage		
1.426%, 8/25/17	1,944,986	1,951
1.671%, 9/25/19	1,319,140	1,332
1.749%, 2/25/22	3,850,322	3,902
1.785%, 9/25/22	1,879,844	1,916
1.875%, 4/25/22	4,180,774	4,248
2.413%, 8/25/47	935,081	964
2.50%, 5/1/28 - 3/1/43	5,682,816	5,846
2.777%, 4/25/23	737,802	778
3.00%, 1/1/29 - 8/1/43	11,326,212	11,808
3.50%, 3/1/42 - 3/1/46	17,892,242	18,986
4.00%, 1/1/25 - 8/1/45	12,506,825	13,462
4.50%, 6/1/39 - 10/1/40	8,597,962	9,440
5.00%, 12/1/35 - 8/1/40	2,532,424	2,807
5.50%, 3/1/18 - 12/1/39	742,907	830
6.00%, 9/1/17 - 8/1/38	67,111	77
6.50%, 8/1/32	26,255	31
7.00%, 6/1/32	30,387	33
Federal Home Loan Mortgage, ARM		
2.52%, 7/1/35	158,672	169
2.676%, 2/1/37	257,524	272
2.681%, 2/1/35	343,126	361
5.821%, 10/1/36	52,758	55
5.839%, 12/1/36	73,866	77
5.986%, 10/1/36	59,400	62
6.08%, 11/1/36	58,526	61

Tennessee Valley Authority, 6.25%, 12/15/17	1,975,000	2,130
		5,919
U.S. Treasury Obligations 6.8%		
U.S. Treasury Bonds, 2.50%, 2/15/45	3,000,000	3,126
U.S. Treasury Bonds, 2.50%, 2/15/46	5,975,000	6,227
U.S. Treasury Bonds, 2.50%, 5/15/46	2,600,000	2,713
U.S. Treasury Bonds, 2.75%, 11/15/42	3,000,000	3,303
U.S. Treasury Bonds, 2.875%, 8/15/45 (5)	4,185,000	4,700
U.S. Treasury Bonds, 3.00%, 11/15/44	2,990,000	3,440
U.S. Treasury Bonds, 3.00%, 5/15/45	9,955,000	11,451
U.S. Treasury Bonds, 3.125%, 11/15/41	5,950,000	7,032
U.S. Treasury Bonds, 3.125%, 2/15/43	3,715,000	4,383
U.S. Treasury Bonds, 3.50%, 2/15/39	295,000	372
U.S. Treasury Bonds, 3.625%, 8/15/43	11,460,000	14,796
U.S. Treasury Bonds, 4.375%, 11/15/39	6,065,000	8,624
U.S. Treasury Bonds, 4.50%, 2/15/36	6,000,000	8,642
U.S. Treasury Bonds, 4.50%, 5/15/38	4,070,000	5,904
U.S. Treasury Bonds, 4.625%, 2/15/40	2,830,000	4,162
U.S. Treasury Bonds, 4.75%, 2/15/41	3,350,000	5,030
U.S. Treasury Bonds, 5.25%, 2/15/29	1,775,000	2,510
U.S. Treasury Bonds, 5.375%, 2/15/31	1,440,000	2,136
U.S. Treasury Bonds, 6.50%, 11/15/26	5,425,000	8,038
U.S. Treasury Bonds, 7.25%, 8/15/22	100,000	136
U.S. Treasury Notes, 0.875%, 6/15/19	6,235,000	6,266
U.S. Treasury Notes, 1.00%, 3/15/19	4,800,000	4,841
U.S. Treasury Notes, 1.125%, 2/28/21	23,100,000	23,266
U.S. Treasury Notes, 1.375%, 4/30/21	30,600,000	31,136
U.S. Treasury Notes, 1.625%, 11/30/20	20,770,000	21,380

U.S. Treasury Notes, 1.625%, 11/15/22	315,000	322
U.S. Treasury Notes, 1.625%, 2/15/26	1,000,000	1,012
U.S. Treasury Notes, 1.75%, 9/30/19	6,955,000	7,172
U.S. Treasury Notes, 1.75%, 10/31/20	41,980,000	43,397
U.S. Treasury Notes, 2.00%, 2/15/22	8,660,000	9,074
U.S. Treasury Notes, 2.125%, 5/15/25	2,840,000	3,001
U.S. Treasury Notes, 2.25%, 11/15/24	3,815,000	4,071
U.S. Treasury Notes, 2.25%, 11/15/25	3,830,000	4,088
		265,751
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $247,792)		271,670

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.0%

Autoridad Del Canal De Panama, 4.95%, 7/29/35 (3)	510,000	553
CNOOC Curtis Funding, 4.50%, 10/3/23 (3)	900,000	976
CNOOC Finance 2013, 3.00%, 5/9/23	1,390,000	1,383
Ecopetrol, 4.125%, 1/16/25	1,210,000	1,098
Ecopetrol, 4.25%, 9/18/18	1,635,000	1,696
Ecopetrol, 5.875%, 5/28/45	755,000	659
Government of Bermuda, 4.138%, 1/3/23 (3)	615,000	641
Government of Bermuda, 4.854%, 2/6/24 (3)	1,305,000	1,403
Government of Bermuda, 5.603%, 7/20/20 (3)	300,000	333
Hydro-Quebec, 8.40%, 1/15/22	200,000	265
Inter-American Development Bank, 3.875%, 9/17/19	700,000	763
KfW, 1.25%, 2/15/17	800,000	803
KfW, 4.875%, 6/17/19	1,000,000	1,113
Kingdom of Morocco, 4.25%, 12/11/22 (3)	1,400,000	1,470
Landwirtschaftliche Rentenbank, 2.125%, 7/15/16	1,200,000	1,200

Pertamina, 4.30%, 5/20/23 (3)	1,250,000	1,274
Perusahaan Gas Negara, 5.125%, 5/16/24 (3)	1,105,000	1,154
Petroleos Mexicanos, 3.125%, 1/23/19	175,000	176
Petroleos Mexicanos, 3.50%, 7/18/18	1,125,000	1,135
Petroleos Mexicanos, 3.50%, 1/30/23	460,000	437
Petroleos Mexicanos, 5.50%, 6/27/44	2,600,000	2,362
Petroleos Mexicanos, 6.00%, 3/5/20	1,050,000	1,132
Province of Manitoba, 1.30%, 4/3/17	1,080,000	1,084
Province of New Brunswick, 2.75%, 6/15/18	1,400,000	1,441
Province of Nova Scotia, 5.125%, 1/26/17	800,000	817
Province of Ontario, 1.20%, 2/14/18	1,275,000	1,280
Province of Quebec, 2.875%, 10/16/24	2,000,000	2,132
Province of Quebec, 3.50%, 7/29/20	750,000	813
Republic of Colombia, 4.00%, 2/26/24	275,000	288
Republic of Indonesia, 4.875%, 5/5/21	1,000,000	1,088
Republic of Panama, 5.20%, 1/30/20	460,000	511
Republic of Poland, 3.25%, 4/6/26	1,030,000	1,052
Republic of Romania, 4.875%, 1/22/24 (3)	158,000	175
Republic of Slovenia, 5.85%, 5/10/23 (3)	1,800,000	2,093
Republic of South Africa, 5.50%, 3/9/20	1,405,000	1,519
Republic of South Africa, 5.875%, 9/16/25	495,000	552
Statoil, 1.20%, 1/17/18	500,000	500
United Mexican States, 4.125%, 1/21/26	1,760,000	1,912
United Mexican States, 5.95%, 3/19/19	500,000	560
Total Foreign Government Obligations & Municipalities (Cost $38,419)		39,843

MUNICIPAL SECURITIES 0.8%

California 0.2%

California, Build America, 7.625%, 3/1/40	1,000,000	1,577

Inland Valley Dev. Agency, Tax Allocation, Series B 5.50%, 3/1/33 (6)	695,000	789
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	1,000,000	1,517
Univ. of California Regents, Build America, 5.77%, 5/15/43	750,000	1,011
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	1,625,000	1,907
Univ. of California Regents, Series J, 4.131%, 5/15/45	365,000	395
		7,196
Colorado 0.0%		
Denver School Dist. No. 1, Public Schools, Series B, COP 4.242%, 12/15/37	760,000	844
		844
Florida 0.0%		
Florida Board of Administration Fin. Corp., Hurricane Catastrophe Fund, Series A, 2.107%, 7/1/18	1,700,000	1,727
		1,727
Illinois 0.1%		
Chicago O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	755,000	1,073
Illinois Toll Highway Auth., Build America, 6.184%, 1/1/34	470,000	633
Metropolitan Water Reclamation Dist. of Greater Chicago Build America, 5.72%, 12/1/38	500,000	621
		2,327
Maryland 0.1%		
Maryland HHEFA, Univ. of Maryland Medical, Series B 4.665%, 7/1/36	1,800,000	1,963
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	350,000	475
		2,438
New Jersey 0.0%		
New Jersey Turnpike Auth., Build America, Series F 7.414%, 1/1/40	415,000	650
		650

T. Rowe Price Value Fund (8)	165,106	5,269
Total Equity Mutual Funds (Cost $115,474)		116,989

SHORT-TERM INVESTMENTS 1.8%

Money Market Funds 1.8%

T. Rowe Price Reserve Investment Fund, 0.32% (8)(10)	70,556,398	70,556
Total Short-Term Investments (Cost $70,556)		70,556

SECURITIES LENDING COLLATERAL 0.7%

Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.7%

Short-Term Funds 0.7%

T. Rowe Price Short-Term Reserve Fund, 0.33% (8)(10)	2,623,010	26,230
Total Investments through Securities Lending Program with JPMorgan Chase Bank		26,230
Total Securities Lending Collateral (Cost $26,230)		26,230
Total Investments in Securities 102.2% of Net Assets (Cost $3,210,684)		**$ 3,993,702**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at June 30, 2016 -- total value of such securities at period-end amounts to $25,627. See Note 4.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $136,127 and represents 3.4% of net assets.
(4) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(5) At June 30, 2016, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Insured by Assured Guaranty Municipal Corp.
(7) Prerefunded date is used in determining portfolio maturity.

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 6/30/16	12/31/15
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 40,451	$ 80,389
Net realized gain	16,297	198,561
Change in net unrealized gain / loss	8,856	(250,097)
Increase in net assets from operations	65,604	28,853
Distributions to shareholders		
Net investment income		
Investor Class	(40,831)	(83,296)
I Class	(739)	–
Net realized gain		
Investor Class	–	(192,330)
Decrease in net assets from distributions	(41,570)	(275,626)
Capital share transactions*		
Shares sold		
Investor Class	298,028	668,945
I Class	103,769	820
Distributions reinvested		
Investor Class	39,671	268,882
I Class	728	–
Shares redeemed		
Investor Class	(497,963)	(903,976)
I Class	(880)	–
Increase (decrease) in net assets from capital share transactions	(56,647)	34,671
Net Assets		
Decrease during period	(32,613)	(212,102)
Beginning of period	3,939,224	4,151,326
End of period	**$ 3,906,611**	**$ 3,939,224**
Undistributed (overdistributed) net investment income	(855)	264

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Balanced Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income and preservation of capital through a portfolio of stocks and fixed-income securities. The fund has two classes of shares: the Balanced Fund original share class, referred to in this report as the Investor Class, offered since December 31, 1939, and the Balanced Fund–I Class (I Class), offered since December 17, 2015. I Class shares generally are available only to investors meeting a $1,000,000 minimum investment or certain other criteria. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions, if any, are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Income distributions are declared and paid by each class quarterly. Distributions to shareholders are recorded on the ex-dividend date. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $15,000 for the six months ended June 30, 2016.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2016:

There were no material transfers between Levels 1 and 2 during the six months ended June 30, 2016.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2016, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2016, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2016, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also provide collateral agreements. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a certain percentage would allow the counterparty to terminate. Upon termination, all bilateral derivatives with that counterparty would be liquidated and a net amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash and currencies posted by the fund are reflected as cash deposits in the accompanying financial statements and generally are restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of June 30, 2016, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of June 30, 2016, securities valued at $420,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to interest rate risk and/or equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2016, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.

Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2016, the notional amount of protection sold by the fund totaled $2,150,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended June 30, 2016, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments The fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of June 30, 2016, no collateral was pledged by the fund or counterparties for TBAs.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2016, the value of loaned securities was $25,627,000; the value of cash collateral and related investments was $26,230,000.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $735,192,000 and $751,082,000, respectively, for the six months ended June 30, 2016. Purchases and sales of U.S. government securities aggregated $540,150,000 and $556,009,000, respectively, for the six months ended June 30, 2016.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report. The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31,2015, the fund had $2,687,000 of available capital loss carryforwards.

At June 30, 2016, the cost of investments for federal income tax purposes was $3,260,731,000. Net unrealized gain aggregated $732,544,000 at period-end, of which $871,103,000 related to appreciated investments and $138,559,000 related to depreciated investments.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, certain foreign currency transactions are subject to tax, and capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. At June 30,2016, the fund had no deferred tax liability attributable to foreign securities and $81,000 of foreign capital loss carryforwards that expire in 2017.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.270% for assets in excess of $500 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2016, the effective annual group fee rate was 0.29%.

The I Class is subject to an operating expense limitation (I Class limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees, interest, borrowing-related expenses, taxes, brokerage commissions, and extraordinary expenses, to the extent such operating expenses, on an annualized basis, exceed 0.05% of average net assets. This agreement will continue until April 30, 2018, and may be renewed, revised or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses to exceed the I Class limit. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, less than $1,000 of expenses were repaid to Price Associates during the six months ended June 30, 2016.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2016, expenses incurred pursuant to these service agreements were $23,000 for Price Associates; $572,000 Services for T. Rowe Price Services, Inc.; and $2,005,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements, if any.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended June 30, 2016, are as follows:

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2016, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of June 30, 2016.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page

https://www3.troweprice.com/usis/corporate/en/utility/policies.html and scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 11, 2016, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to an expense limitation on operating expenses with respect to the I Class). The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio (for the Investor Class and I Class) in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. After including reductions of the management fee that resulted from the fund’s investments in other T. Rowe Price funds, the information provided to the Board indicated that the fund’s management fee rate was above the median for comparable funds. The information also indicated that the total expense ratio for the Investor Class was above the median for certain groups of comparable funds and at or below the median for other groups of comparable funds, and the total expense ratio for the I Class was at or below the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts (including subadvised mutual funds) and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business differ from those of the Advisor’s proprietary mutual fund business. The Board considered information showing that the Advisor’s proprietary mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various other relevant factors, including the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its proprietary mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for another institutional account and the degree to which the Advisor performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 17, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 17, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date August 17, 2016